AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 89.0%			White Mountains Insurance Group, Ltd.	13,890	$15,518,186
Communication Services - 8.4%			Total Financials		65,203,548
Cinemark Holdings, Inc. [1]	152,242	$4,797,145	Health Care - 5.6%
Liberty Latin America, Ltd., Class C *,1	773,501	13,033,492	Computer Programs & Systems, Inc.	248,089	6,450,314
Liberty TripAdvisor Holdings, Inc. , Class A *	623,339	3,671,467	Patterson Cos., Inc. [1]	123,950	2,728,139
MSG Networks, Inc. , Class A *,1	376,001	5,718,975	Premier, Inc., Class A*,1	469,093	16,310,364
Vonage Holdings Corp.*	559,537	4,963,093	Total Health Care		25,488,817
Yelp, Inc.*,1	175,593	5,724,332	Industrials - 28.4%
Total Communication Services		37,908,504	Air Transport Services Group, Inc. *	645,639	13,539,050
Consumer Discretionary - 8.5%			Arcosa, Inc.	71,778	3,140,287
Biglari Holdings, Inc., Class A *	1,388	873,746	Argan, Inc.[1]	228,660	9,628,873
Biglari Holdings, Inc., Class B *	9,412	1,021,014	Armstrong World Industries, Inc.	78,316	7,857,444
Core-Mark Holding Co., Inc.	125,472	2,941,064	Atkore International Group, Inc.*	61,366	2,436,230
Extended Stay America, Inc.	793,871	10,256,813	Barrett Business Services, Inc.	48,049	3,979,899
J Alexander's Holdings, Inc. *	347,397	3,328,063	Colfax Corp. *,1	180,966	6,362,764
Modine Manufacturing Co. *	399,090	2,805,603	Comfort Systems USA, Inc.	141,684	6,574,138
Motorcar Parts of America, Inc. *,1	218,807	4,345,507	Cubic Corp. [1]	142,911	9,330,659
Murphy USA, Inc.*	57,575	5,882,438	Forward Air Corp.	60,129	3,935,443
Six Flags Entertainment Corp. [1]	184,526	7,035,976	GrafTech International, Ltd. [1]	822,719	8,827,775
Total Consumer Discretionary		38,490,224	Harsco Corp. *	316,322	4,713,198
Consumer Staples - 7.1%			MSC Industrial Direct Co., Inc. , Class A	87,097	5,928,693
BJ's Wholesale Club Holdings, Inc. *,1	433,432	8,894,025	nVent Electric PLC (United Kingdom)	239,971	5,975,278
Hostess Brands, Inc. *	1,121,004	15,043,874	PICO Holdings, Inc.*	286,514	2,850,814
Ingles Markets, Inc. , Class A	198,579	8,278,758	Resideo Technologies, Inc.*	342,209	3,483,688
Total Consumer Staples		32,216,657	Resources Connection, Inc.	251,109	3,823,134
Energy - 4.8%			SP Plus Corp.*	117,034	4,893,191
Callon Petroleum Co.*,1	925,273	2,775,819	TPI Composites, Inc. *	63,221	1,311,836
Evolution Petroleum Corp.	587,068	2,958,823	UniFirst Corp.	47,946	9,777,628
Gran Tierra Energy, Inc. (Canada) *	1,420,650	1,415,536	Viad Corp.	155,437	10,103,405
PBF Energy, Inc. , Class A	226,911	6,194,670	Total Industrials		128,473,427
Penn Virginia Corp. *	65,745	1,404,971	Information Technology - 10.1%
QEP Resources, Inc.	546,499	1,732,402	Avaya Holdings Corp. *,1	659,468	8,421,406
World Fuel Services Corp.	133,680	5,229,561	Computer Services, Inc.	208,926	10,454,657
Total Energy		21,711,782	Conduent, Inc.*	587,007	2,512,390
Financials - 14.4%			Ituran Location and Control, Ltd. (Israel)	239,221	6,095,351
American National Insurance Co.	34,705	3,823,103	NCR Corp.*,1	293,688	9,903,160
Cannae Holdings, Inc. *	640,280	26,033,785	Tech Data Corp.*	32,664	4,701,656
FGL Holdings (Bermuda)[1]	624,029	6,021,880	Verra Mobility Corp. *,1	236,676	3,770,249
First Citizens BancShares, Inc. , Class A	7,518	3,960,633	Total Information Technology		45,858,869
Genworth Financial, Inc. , Class A *	516,351	2,117,039	Materials - 1.1%
Health Insurance Innovations, Inc. , Class A *	165,767	3,809,325	Allegheny Technologies, Inc.*,1	301,192	5,195,562
Webster Financial Corp.	87,374	3,919,597

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value
Real Estate - 0.6%			Other Investment Companies - 11.6%
Newmark Group, Inc., Class A	223,853	$2,634,750	Dreyfus Government Cash Management Fund,
			Institutional Shares, 1.49% [3]	17,351,481	$17,351,481
Total Common Stocks
(Cost $362,733,509)		403,182,140	Dreyfus Institutional Preferred Government
			Money Market Fund, Institutional Shares,
	Principal		1.52% [3]	17,351,481	17,351,481
	Amount
			JPMorgan U.S. Government Money Market Fund,
Short-Term Investments - 11.9%			IM Shares, 1.52% [3]	17,877,283	17,877,283
Joint Repurchase Agreements - 0.3%[2]
			Total Other Investment Companies		52,580,245
Cantor Fitzgerald Securities, Inc. , dated 01/31/20,			Total Short-Term Investments
due 02/03/20, 1.600% total to be received			(Cost $53,868,783)		53,868,783
$1,000,133 (collateralized by various
U. S. Government Agency Obligations and			Total Investments - 100.9%
U. S. Treasuries, 0.000% - 8.500%, 02/04/20 -			(Cost $416,602,292)		457,050,923
12/20/69, totaling $1,020,000)	$1,000,000	1,000,000	Other Assets, less Liabilities - (0.9)%		(3,940,526)
Daiwa Capital Markets America, dated 01/31/20,			Net Assets - 100.0%		$453,110,397
due 02/03/20, 1.570% total to be received
$288,576 (collateralized by various
U. S. Treasuries, 0.000% - 5.250%, 03/26/20 -
09/09/49, totaling $294,309)	288,538	288,538
Total Joint Repurchase Agreements		1,288,538

* Non-income producing security.			[3] Yield shown represents the January 31, 2020, seven day average yield, which refers to
[1] Some of these securities, amounting to $81,000,491 or 17.9% of net assets, were out on			the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U. S. Treasury			percentage.
Obligations. See below for more information.
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$403,182,140	—	—	$403,182,140
Short-Term Investments
Joint Repurchase Agreements	—	$1,288,538	—	1,288,538
Other Investment Companies	52,580,245	—	—	52,580,245
Total Investments in Securities	$455,762,385	$1,288,538	—	$457,050,923

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$81,000,491	$1,288,538	$83,797,118	$85,085,656

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-7.625%	02/15/20-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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